Income Tax (Details) - Schedule of income tax provision - Income Taxes [Member] - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Federal
Current
Deferred	(893)	(1,165,239)
State and Local
Current
Deferred
Change in valuation allowance	893	1,165,239
Income tax provision